Other Long-Term Liabilities (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	Oct. 02, 2015	Apr. 03, 2015	Mar. 28, 2014
Entity Information [Line Items]
Deferred revenue		$ 42,927	$ 65,066
Pension and other postretirement obligations		25,341	23,996
Deferred rent		11,913	16,259
Other		776	721
Total	$ 93,929	$ 80,957	$ 106,042